Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value at Issuance Date and on Recurring Basis
The following tables present the fair value hierarchy for the Company’s assets and liabilities that are measured at fair value at issuance date and on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value (in thousands):

Fair Value Measurement as of March 31, 2024
	Total Carrying Value	Level 1	Level 2	Level 3
Assets:
Cash equivalents
Money market funds	$23,049	$23,049	$—	$—

Total assets	$23,049	$23,049	$—	$—

Liabilities:
Legacy Allurion Common Stock Warrant Liabilities	$304	$—	$—	$304
Public Warrants	3,329	3,329	—	—
Revenue Interest Financing	35,000	—	—	35,000
PIPE Conversion Option	7,510	—	—	7,510
Earn-out Liability	9,800	—	—	9,800
Term Loan Derivative Liability	1,957	—	—	1,957
Success Fee Derivative Liability	14	—	—	14

Total Liabilities	$57,914	$3,329	$—	$54,585

Fair Value Measurement as of December 31, 2023
	Total Carrying Value	Level 1	Level 2	Level 3
Assets:
Cash equivalents
Money market funds	$30,582	$30,582	$—	$—

Total assets	$30,582	$30,582	$—	$—

Liabilities:
Legacy Allurion Common Stock Warrant Liabilities	$821	$—	$—	$821
Public Warrants	5,943	5,943	—	—
Revenue Interest Financing	36,200	—	—	36,200
PIPE Conversion Option	5,600	—	—	5,600
Earn-out Liability	23,990	—	—	23,990
Term Loan Derivative Liability	1,895	—	—	1,895
Success Fee Derivative Liability	14	—	—	14

Total Liabilities	$74,463	$5,943	$—	$68,520

The following tables present the fair value hierarchy for assets and liabilities that are measured at fair value at issuance date and on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value (in thousands):

Fair Value Measurement as of December 31, 2023
	Total Carrying Value	Level 1	Level 2	Level 3
Assets:
Cash equivalents
Money market funds	$30,582	$30,582	$—	$—

Total assets	$30,582	$30,582	$—	$—

Liabilities:
Legacy Allurion Common Stock Warrant Liabilities	$821	$—	$—	$821
Public Warrants	5,943	5,943	—	—
Revenue Interest Financing	36,200	—	—	36,200
PIPE Conversion Option	5,600	—	—	5,600
Earn-out Liability	23,990	—	—	23,990
Term Loan Derivative Liability	1,895	—	—	1,895
Success Fee Derivative Liability	14	—	—	14

Total Liabilities	$74,463	$5,943	$—	$68,520

Fair Value Measurement as of December 31, 2022
	Total Carrying Value	Level 1	Level 2	Level 3
Assets:
Cash equivalents
Money market funds	$4,925	$4,925	$—	$—

Total assets	$4,925	$4,925	$—	$—

Liabilities:
Legacy Allurion Series C Common Stock Warrant Liability	$340	$—	$—	$340
Legacy Allurion Series B Preferred Stock Warrant Liability	303	—	—	303
Legacy Allurion Series A-1 Preferred Stock Warrant Liability	82	—	—	82
Other Common Stock Warrant Liabilities	255	—	—	255
Legacy Allurion Series C Preferred Stock Warrant Liability	684	—	—	684
Derivative Liability-Success Fee	180	—	—	180
Legacy Allurion Series D-1 Preferred Stock Warrant Liability	707	—	—	707

Total Liabilities	$2,551	$—	$—	$2,551

Schedule of Assumptions used in Pricing Model
The Company has classified the Legacy Allurion Common Stock Warrants within Level 3 of the hierarchy as the fair value is derived using the Black-Scholes option pricing model, which uses a combination of observable (Level 2) and unobservable (Level 3) inputs. See table below for the assumptions used in the pricing model of the Legacy Allurion Common Stock Warrants:

	Measurement Date	Interest Rate	Exercise Price	Estimated Fair Value of Underlying Share Price	Expected Volatility	Expected Life (Years)
Legacy Allurion Series C Preferred Stock warrants (as converted to Common)	March 31, 2024	4.20%	$6.73	$1.75	90%	7.00
Other Common Stock	March 31, 2024	4.36%	1.05	1.75	90%	3.44
Legacy Allurion Series D-1 Preferred Stock warrants (as converted to Common)	March 31, 2024	4.20%	12.14	1.75	90%	7.00 - 8.46
Legacy Allurion Series C Preferred Stock warrants (as converted to Common)	December 31, 2023	3.88%	6.73	$3.74	100%	7.25
Other Common Stock	December 31, 2023	3.95%	1.05	3.74	100%	3.69
Legacy Allurion Series D-1 Preferred Stock warrants (as converted to Common)	December 31, 2023	3.88%	12.14	3.74	100%	7.25 - 8.71

The Company has classified the warrants within Level 3 of the hierarchy as the fair value is derived using the Black-Scholes option pricing model, which uses a combination of observable (Level 2) and unobservable (level 3) inputs. See table below for the assumptions used in the pricing model:

	Measurement Date	Interest Rate	Exercise Price	Estimated Fair Value of Underlying Share Price	Expected Volatility	Expected Life (Years)
Legacy Allurion Series C Preferred Stock warrants (as converted to Common)	December 31, 2023	3.88%	6.73	3.74	100%	7.25
Other Common Stock	December 31, 2023	3.95%	1.05	3.74	100%	3.69
Legacy Allurion Series D-1 Preferred Stock warrants (as converted to Common)	December 31, 2023	3.88%	12.14	3.74	100%	7.25 - 8.71
Legacy Allurion Series A-1 Preferred Stock warrants (as converted to Rollover warrants)	December 31, 2022	4.42%	$1.90	$6.75	69%	0.25
Legacy Allurion Series B Preferred Stock warrants (as converted to Rollover warrants)	December 31, 2022	4.41%	2.38	6.91	65%	2.00
Legacy Allurion Series C Common Stock warrants (as converted to Rollover warrants)	December 31, 2022	4.11%	0.01	4.54	63%	4.00
Legacy Allurion Series C Preferred Stock warrants (as converted to Rollover warrants)	December 31, 2022	3.92%	6.58	7.24	63%	8.20
Other Common Stock Warrants	December 31, 2022	3.99%	1.02 - 1.10	4.54	63%	4.6 - 4.7
Legacy Allurion Series D-1 Preferred Stock warrants (as converted to Rollover warrants)	December 31, 2022	3.88 - 3.92%	11.87	11.31	63%	8.2 - 9.7

Schedule of Changes in Fair Values
The following table reconciles the changes in fair value for the three months ended March 31, 2024 and 2023 of the warrant liabilities valued using Level 3 inputs:

	Preferred Stock Warrants (as converted to Common)	Common Stock Warrants	Total
Balance – January 1, 2023	$1,777	$596	$2,373
Change in fair value	826	649	1,475
Exercise of warrants	(18)	—	(18)

Balance – March 31, 2023	$2,585	$1,245	$3,830

Balance – January 1, 2024	$642	$179	$821
Change in fair value	(409)	(108)	(517)

Balance – March 31, 2024	$233	$71	$304

The following table reconciles the changes in fair value for the years ended December 31, 2023 and 2022 of the warrant liabilities valued using Level 3 inputs:

	Preferred Stock Warrants (as converted to Common)	Common Stock Warrants	Total
Balance – January 1, 2022	$510	$231	$741
Fair value upon issuance	834	—	834
Change in fair value	456	365	821
Exercise of warrants	(23)	—	(23)

Balance – December 31, 2022	$1,777	$596	$2,373
Change in fair value	(720)	172	(548)
Exercise of warrants	(75)	—	(75)
Derecognition of liability to equity	(340)	(589)	(929)

Balance – December 31, 2023	$642	$179	$821

Schedule of Estimated Fair Value was Measured Using a Monte Carlo Simulation Method	The assumptions used in the Black Scholes option-pricing model for the three months ended March 31, 2024 are as follows:

Expected volatility	71%
Risk-free interest rate	4.14%
Expected dividend yield	0%
Expected term (in years)	6.1

The assumptions used in the Black-Scholes option-pricing model are as follows:

	Year Ended December 31,
	2023	2022
Expected volatility	85.8%	63%
Risk-free interest rate	4.5%	3.56%
Expected dividend yield	—%	—%
Expected term (in years)	5.8	5.8

Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Changes in Fair Values
The changes in the fair values of the Success Fee derivative liability, 2023 Convertible Notes, Revenue Interest Financing, PIPE Conversion Option and
Earn-out
liability categorized with Level 3 inputs for the three months ended March 31, 2024 and 2023 were as follows:

	Success Fee Derivative Liability	2023 Convertible Notes	Revenue Interest Financing	PIPE Conversion Derivative	Earn-Out Liability	Term Loan Derivative Liability	Total
Balance – January 1, 2023	$178	$—	$—	$—	$—	$—	$178
Fair value upon issuance	—	13,600	$—	—	—	—	13,600
Change in fair value	29	—	—	—	—	—	29

Balance – March 31, 2023	$207	$13,600	$—	$—	$—	$—	$13,807

Balance – January 1, 2024	$14	$—	$36,200	$5,600	$23,990	$1,895	$67,699
Fair value upon issuance	—	—	—	—	—	—	—
Change in fair value	—	—	(3,400)	1,910	(14,190)	62	(15,618)
Change in fair value – OCI	—	—	2,200	—	—	—	2,200
Repayments of debt	—	—	—	—	—	—	—

Balance – March 31, 2024	$14	$—	$35,000	$7,510	$9,800	$1,957	$54,281

The changes in the fair values of the Success Fee derivative liability, 2023 Convertible Notes, PubCo Additional Shares liability, Base PubCo Shares and Backstop Shares liability, Revenue Interest Financing, PIPE Conversion Option,
Earn-out
liability, and Term Loan Derivative Liability categorized with Level 3 inputs for the years ended December 31, 2023 and 2022 were as follows:

	Success Fee Derivative Liability	2023 Convertible Notes	PubCo Share Liability	Base PubCo & Backstop Share Liability	Revenue Interest Financing	PIPE Conversion Derivative	Earn-Out Liability	Term Loan Derivative Liability	Total
Balance – January 1, 2022	$159	$—	$—	$—	$—	$—	$—	$—	$159
Fair value upon issuance	—	—	—	—	—	—	—	—	—
Change in fair value	19	—	—	—	—	—	—	—	19
Exercise of warrants	—	—	—	—	—	—	—	—	—

Balance – December 31, 2022	$178	$—	$—	$—	$—	$—	$—	$—	$178
Fair value upon issuance	—	$28,700	3,370	3,264	40,000	3,340	53,040	1,895	133,609
Change in fair value	(164)	3,751	(642)	10,106	(3,408)	2,260	(29,050)	—	(17,147)
Change in fair value – OCI	—	—	—	—	700	—	—	—	700
Payments	—	(10,750)	—	—	(1,092)	—	—	—	(11,842)
Derecognition of liability to equity	—	(21,701)	(2,728)	(13,370)	—	—	—	—	(37,799)

Balance – December 31, 2023	$14	$—	$—	$—	$36,200	$5,600	$23,990	$1,895	$67,699

Earn-Out Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Estimated Fair Value was Measured Using a Monte Carlo Simulation Method	The estimated fair value of the
Earn-Out
Shares was determined using a Monte Carlo Simulation Method using the following assumptions at the valuation date:

March 31, 2024
Stock Price	1.75
Risk-free interest rate	4.3%
Expected term (in years)	4.3
Expected volatility	102.0%
The estimated fair value of the
earn-out
shares was determined using a Monte Carlo Simulation Method using the following assumptions at the valuation date:

December 31, 2023
Stock Price	3.74
Risk-free interest rate	3.9%
Expected term (in years)	4.6
Expected volatility	87.0%

Revenue Interest Financing and PIPE Conversion Option
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Estimated Fair Value was Measured Using a Monte Carlo Simulation Method
The fair value of the PIPE Conversion Option was accounted for as a derivative under ASC 815. The instrument is measured using a Monte Carlo Simulation Method using the number of shares convertible of 1,065,341 and the following assumptions:

March 31, 2024
Stock Price	1.75
Risk-free interest rate	4.9%
Expected term (in years)	1.3
Expected volatility	100.0%

The fair value of the PIPE Conversion Option was accounted for as a derivative under ASC 815. The instrument is measured using a Monte Carlo Simulation Method using the number of shares convertible of 1,065,341 and the following assumptions:

December 31, 2023
Stock Price	3.74
Risk-free interest rate	4.46%
Expected term (in years)	1.6
Expected volatility	82.5%